                               RYDEX SERIES FUNDS
                        U.S. GOVERNMENT MONEY MARKET FUND

                         SUPPLEMENT DATED AUGUST 1, 2002
              TO THE RYDEX DYNAMIC FUNDS H CLASS SHARES PROSPECTUS
                                DATED MAY 1, 2002


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The bar chart located on page 14 and all the information on page 15 of is revised as follows:

U.S. GOVERNMENT MONEY MARKET FUND

[CHART]

1994        3.23%
1995        4.93%
1996        4.49%
1997        4.59%
1998        4.72%
1999        4.25%
2000        5.42%
2001        3.33%


* The year-to-date return for the period from January 1, 2002 through June 30, 2002 is 0.47%

HIGHEST QUARTER RETURN:
Investor Class  1.51%
(quarter ended 9/30/95)

LOWEST QUARTER RETURN:
Investor Class  0.40%
(quarter ended 12/31/00)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2001)(1)

                                  1 YEAR       5 YEAR       SINCE INCEPTION
                                                             (12/03/93)(3)
                                  ------       ------       ---------------
INVESTOR CLASS SHARES              3.33%       4.44%             4.29%
ADVISOR CLASS SHARES               2.85%       4.08%             3.90%
90-DAY TREASURY COMPOSITE(2)       4.46%       5.28%             5.25%


(1) These figures assume the reinvestment of dividends and capital gains distributions.

(2) The 90-Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance.


(3) Inception date reflects commencement of Fund operations. Advisor Class Shares were offered beginning April 1, 1998.

YIELD - Call (800) 820-0888 for the Fund's current yield.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold either Investor Class or Advisor Class Shares of the Fund.

                                            INVESTOR CLASS        ADVISOR CLASS
                                            --------------        -------------
SHAREHOLDER FEES*                                NONE                  NONE

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
MANAGEMENT FEES                                  .50%                  .50%
DISTRIBUTION (12b-1) FEES                        NONE                  .25%
OTHER EXPENSES                                   .35                   .57%

TOTAL ANNUAL
FUND OPERATING EXPENSES                          .85%                  1.32%

* The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000.

EXAMPLE

This example is intended to help you compare the cost of investing in either the Investor Class or Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
                    ------     -------     -------     --------
INVESTOR CLASS        $89        $279        $484       $1,077
ADVISOR CLASS        $139        $431        $745       $1,635

In addition, please add the following footnote to the chart on page 32. The footnote corresponds to the .50% advisory fee paid by the U.S. Government Money Market Fund:

Paid for fiscal year ended March 31, 2002.

In addition, the U.S. Government Money Market Fund Financial Highlights located on page 40 and 41 have been updated to include the following columns:

INVESTOR CLASS

                                                 YEAR              YEAR
                                                ENDED             ENDED       YEAR  ENDED
                                            MARCH 31,         MARCH 31,         MARCH 31,
                                                 2002              2001              2000
                                            ---------         ---------       -----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR              $1.00             $1.00             $1.00
                                             --------         ---------         ---------
   Net Investment Income+                         .02               .05               .04
                                             --------         ---------         ---------
   Net Increase in Net Asset Value
      Resulting from Operations                   .02               .05               .04
   DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net Investment Loss                        (.02)             (.05)             (.04)
      Net Realized Capital Gains                   --                --                --
                                             --------         ---------         ---------
   Net Increase in Net Asset Value                 --                --                --
                                             --------         ---------         ---------
NET ASSET VALUE--END OF YEAR                    $1.00             $1.00             $1.00
                                             ========         =========         =========
TOTAL INVESTMENT RETURN                          2.35%             5.48%             4.48%
RATIOS TO AVERAGE NET ASSETS
   Gross Expenses                                0.85%             0.85%             0.89%
   Net Expenses                                  0.85%             0.85%             0.88%
   Net Investment Income                         2.23%             5.38%             4.36%
 SUPPLEMENTARY DATA:
   Net Assets, End of Year
      (000's omitted)                        $979,433          $948,275          $686,198

                                                 YEAR                YEAR
                                                ENDED         ENDED MARCH
                                            MARCH 31,                 31,
INVESTOR CLASS                                   1999                1998
-------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR              $1.00               $1.00
                                             --------            --------
   Net Investment Income+                         .04                 .04
                                             --------            --------
   Net Increase in Net Asset Value
      Resulting from Operations                   .04                 .04
   DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net Investment Loss                        (.04)               (.04)
      Net Realized Capital Gains                   --                  --
                                             --------            --------
   Net Increase in Net Asset Value              $1.00               $1.00
                                             --------            --------
NET ASSET VALUE--END OF YEAR                     4.55%               4.69%
                                             ========            ========
TOTAL INVESTMENT RETURN
RATIOS TO AVERAGE NET ASSETS
   Gross Expenses                                0.84%               0.89%
   Net Expenses                                  0.83%               0.89%
   Net Investment Income                         4.37%               4.37%
 SUPPLEMENTARY DATA:
   Net Assets, End of Year
      (000's omitted)                        $949,802            $253,295


+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

ADVISOR CLASS

                                                         YEAR               YEAR            YEAR
                                                        ENDED              ENDED            ENDED
                                                    MARCH 31,          MARCH 31,        MARCH 31,
                                                         2002               2001             2000
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR                      $1.00             $1.00             $1.00
                                                     --------          --------          --------
   Net Investment Income+                                 .02               .05               .04
                                                     --------          --------          --------
   Net Realized and Unrealized Gains (Losses)
      on Securities                                        --                --                --
   Net Increase in Net Asset Value
      Resulting from Operations                           .02               .05               .04
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net Investment Income                              (.02)             (.05)             (.04)
      Net Realized Capital Gains                           --                --                --
                                                     --------          --------          --------
   Net Increase in Net Asset Value                         --                --                --
                                                     --------          --------          --------
NET ASSET VALUE--END OF YEAR                            $1.00             $1.00             $1.00
                                                     ========          ========          ========
TOTAL INVESTMENT RETURN                                  1.84%             4.99%             3.94%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                        1.32%             1.34%             1.41%
   Net Expenses                                          1.32%             1.34%             1.40%
   Net Investment Income                                 1.87%             4.87%             3.85%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                              --                --                --
   Net Assets, End of Year                           $371,356          $451,796          $212,181
      (000's omitted)

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.

**ANNUALIZED.

***Portfolio turnover ratio is calculated without regard to short-term securities having maturity dates of less than one year.

ADVISOR CLASS

                                                                     PERIOD
                                                                      ENDED
                                                                  MARCH 31,
                                                                      1999*
---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR                                    $1.00
                                                                   --------
   Net Investment Income+                                               .04
                                                                   --------
   Net Realized and Unrealized Gains (Losses)
      on Securities                                                      --
   Net Increase in Net Asset Value
      Resulting from Operations                                         .04
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net Investment Income                                            (.04)
      Net Realized Capital Gains                                         --
                                                                   --------
   Net Increase in Net Asset Value                                       --
                                                                   --------
NET ASSET VALUE--END OF YEAR                                          $1.00
TOTAL INVESTMENT RETURN                                                4.02%
RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                      1.34%**
   Net Expenses                                                        1.33%**
   Net Investment Income                                               3.83%**
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                            --
   Net Assets, End of Year                                         $321,581
      (000's omitted)

                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE